CONSOLIDATED BALANCE SHEETS [Parenthetical] - $ / shares	Jun. 30, 2018	Jun. 30, 2017
Common shares, par value (in dollars per share)	$ 0.0185	$ 0.0185
Common shares, shares authorized	100,000,000	100,000,000
Common shares, shares issued	18,380,349	9,902,914
Common shares, shares outstanding	18,380,349	9,902,914